Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2024
Changes in Liabilities from Financing Activities [Abstract]
Changes in liabilities from financing activities
36.	Changes in liabilities from financing activities

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2024	$16,449,110	$8,640,311	$53,338	$25,142,759
Changes in cash flow from financing activities	(477,482)	(1,775,257)	(175,653)	(2,428,392)
Changes in other non-cash items	-	-	618,815	618,815
Impact of changes in foreign exchange rate	(898,170)	(520,495)	293,647	(1,125,018)
At December 31, 2024	$15,073,458	$6,344,559	$790,147	$22,208,164

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2023	$13,492,935	$10,360,684	$16,981	$23,870,600
Changes in cash flow from financing activities	2,845,059	(1,631,896)	(16,344)	1,196,819
Changes in other non-cash items	78,073	(78,073)	52,701	52,701
Impact of changes in foreign exchange rate	33,043	(10,404)	-	22,639
At December 31, 2023	$16,449,110	$8,640,311	$53,338	$25,142,759

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2022	$22,968,092	$12,829,264	$124,175	$35,921,531
Changes in cash flow from financing activities	(7,596,588)	(1,451,496)	(90,549)	(9,138,633)
Changes in other non-cash items	-	-	(7,277)	(7,277)
Impact of changes in foreign exchange rate	(1,878,569)	(1,017,084)	(9,368)	(2,905,021)
At December 31, 2022	$13,492,935	$10,360,684	$16,981	$23,870,600